TRADE RECEIVABLES (Schedule of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
BARDA (see also Note 17a)	$ 2,189	$ 3,267
Others receivables	578	840
Receivable from BARDA	$ 2,767	$ 4,107